Investment Portfolioas of March 31, 2025 (Unaudited)
DWS International Growth VIP
(renamed DWS International Opportunities VIP on May 1, 2025)
	Shares	Value ($)

Common Stocks 94.6%
Canada 6.2%
Agnico Eagle Mines Ltd.	2,467	267,280
Alimentation Couche-Tard, Inc.	2,520	124,280
Brookfield Corp.	11,750	614,914
Canadian National Railway Co.	1,437	139,841
Lululemon Athletica, Inc.*	264	74,728
(Cost $469,166)		1,221,043
China 4.7%
ANTA Sports Products Ltd.	8,000	87,803
BYD Co., Ltd. "H"	2,500	126,931
Ping An Insurance Group Co. of China Ltd. "H"	46,000	274,278
Tencent Holdings Ltd.	6,800	436,093
(Cost $778,183)		925,105
Denmark 1.3%
Novo Nordisk A/S "B" (Cost $358,758)	3,849	267,156
Finland 0.5%
Amer Sports, Inc.* (a) (Cost $62,675)	3,824	102,216
France 11.1%
Air Liquide SA	712	135,244
Airbus SE	1,266	223,274
Capgemini SE	1,307	196,332
Cie de Saint-Gobain SA	2,482	247,833
LVMH Moet Hennessy Louis Vuitton SE	342	213,026
Schneider Electric SE	1,138	261,932
TotalEnergies SE	7,605	491,121
Vinci SA	3,480	438,862
(Cost $1,506,168)		2,207,624
Germany 17.1%
adidas AG	783	184,804
Allianz SE (Registered)	1,796	687,272
Auto1 Group SE 144A*	4,800	107,138
BASF SE	2,345	117,563
Brenntag SE	1,493	96,896
Deutsche Boerse AG	2,249	664,218
Deutsche Post AG	2,711	116,457
Deutsche Telekom AG (Registered)	7,465	276,038
MTU Aero Engines AG	300	104,632
SAP SE	2,309	617,726
Siemens Healthineers AG 144A	3,256	175,575
TeamViewer SE 144A*	4,756	62,064
Wacker Chemie AG	899	74,394
Zalando SE 144A*	2,705	94,475
(Cost $2,322,768)		3,379,252

Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $63,209)	17,597	211,059
Ireland 2.5%
Experian PLC	5,342	248,036
Kerry Group PLC "A"	2,447	256,230
(Cost $301,547)		504,266
Israel 2.0%
Cellebrite DI Ltd.* (b)	2,900	56,347
CyberArk Software Ltd.* (b)	634	214,292
Monday.com Ltd.* (b)	290	70,516
Wix.com Ltd.* (b)	308	50,321
(Cost $337,019)		391,476
Italy 0.7%
Stevanato Group SpA (a) (c) (Cost $195,909)	6,939	141,694
Japan 5.1%
Daikin Industries Ltd.	1,000	108,528
Fast Retailing Co., Ltd.	890	264,009
Hoya Corp.	2,100	237,175
Keyence Corp.	700	275,700
MISUMI Group, Inc.	4,911	81,516
Shiseido Co., Ltd.	2,500	47,229
(Cost $773,210)		1,014,157
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $111,381)	2,765	109,712
Luxembourg 1.3%
Globant SA* (a) (Cost $172,071)	2,263	266,400
Netherlands 6.0%
Adyen NV 144A*	74	113,045
Argenx SE*	106	62,519
ASML Holding NV	571	378,534
ING Groep NV	16,367	320,567
Just Eat Takeaway.com NV 144A*	5,000	105,479
NXP Semiconductors NV (b)	415	78,875
Universal Music Group NV	4,575	126,151
(Cost $675,394)		1,185,170
Singapore 5.0%
DBS Group Holdings Ltd.	21,520	740,904
Sea Ltd. (ADR)*	1,187	154,892
Trip.com Group Ltd.	1,350	86,402
(Cost $420,164)		982,198
Sweden 3.7%
Assa Abloy AB "B"	7,536	225,911
Spotify Technology SA* (a)	932	512,628
(Cost $321,428)		738,539

Switzerland 8.5%
Alcon AG	1,635	155,206
Lonza Group AG (Registered)	968	598,702
Nestle SA (Registered)	3,724	376,135
Roche Holding AG (Genusschein)	730	240,013
Sandoz Group AG	5,130	215,655
Sportradar Group AG "A"* (b)	4,829	104,403
(Cost $1,092,737)		1,690,114
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $115,005)	19,000	533,788
United Kingdom 4.5%
AstraZeneca PLC	2,320	341,251
Birkenstock Holding PLC* (a)	1,830	83,906
Halma PLC	4,208	141,236
HSBC Holdings PLC	13,700	155,173
Rentokil Initial PLC	36,801	166,770
(Cost $846,782)		888,336
United States 9.2%
Brookfield Asset Management Ltd. "A"	3,940	190,723
Ferguson Enterprises, Inc.	756	121,134
Flutter Entertainment PLC* (d)	386	85,294
Marsh & McLennan Companies, Inc.	1,782	434,862
Mastercard, Inc. "A"	541	296,533
NVIDIA Corp.	2,942	318,854
Schlumberger NV	5,195	217,151
Thermo Fisher Scientific, Inc.	304	151,270
(Cost $697,771)		1,815,821
Uruguay 0.9%
MercadoLibre, Inc.* (Cost $122,915)	88	171,677
Total Common Stocks (Cost $11,744,260)		18,746,803

Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $94,183)	399	93,113

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (e) (f) (Cost $143,175)	143,175	143,175

Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 4.37% (e) (Cost $768,932)	768,932	768,932

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,750,550)	99.7	19,752,023
Other Assets and Liabilities, Net	0.3	62,679
Net Assets	100.0	19,814,702
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (e) (f)
—	143,175 (g)	—	—	—	12	—	143,175	143,175
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 4.37% (e)
528,472	2,481,505	2,241,045	—	—	9,550	—	768,932	768,932
528,472	2,624,680	2,241,045	—	—	9,562	—	912,107	912,107

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $140,898, which is 0.7% of net assets.

(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At March 31, 2025 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	4,492,491	23%
Information Technology	3,370,697	17%
Industrials	2,792,680	14%
Health Care	2,679,330	13%
Consumer Discretionary	1,892,290	9%
Communication Services	1,505,802	8%
Consumer Staples	803,873	4%
Energy	708,272	4%
Materials	594,481	3%
Total	18,839,916	95%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,221,043	$—	$—	$1,221,043
China	—	925,105	—	925,105
Denmark	—	267,156	—	267,156
Finland	102,216	—	—	102,216
France	—	2,207,624	—	2,207,624
Germany	—	3,379,252	—	3,379,252
Hong Kong	—	211,059	—	211,059
Ireland	—	504,266	—	504,266
Israel	391,476	—	—	391,476
Italy	141,694	—	—	141,694
Japan	—	1,014,157	—	1,014,157
Korea	—	109,712	—	109,712
Luxembourg	266,400	—	—	266,400
Netherlands	78,875	1,106,295	—	1,185,170
Singapore	154,892	827,306	—	982,198
Sweden	512,628	225,911	—	738,539
Switzerland	104,403	1,585,711	—	1,690,114
Taiwan	—	533,788	—	533,788
United Kingdom	83,906	804,430	—	888,336
United States	1,730,527	85,294	—	1,815,821
Uruguay	171,677	—	—	171,677
Preferred Stocks	—	93,113	—	93,113
Short-Term Investments (a)	912,107	—	—	912,107
Total	$5,871,844	$13,880,179	$—	$19,752,023

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IO-PH1
R-080548-3 (1/27)